Insurance and Reinsurance contract Assets and Liabilities - Reinsurance Contracts Held in Analysis by Remaining Coverage and Incurred Claims (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening reinsurance contract held assets, beginning balance	$ 42,651
Opening reinsurance contract held liabilities, beginning balance	(2,831)
Amounts recoverable from reinsurers
Net expenses from reinsurance contracts held	(769)	$ (613)
Effect of changes in non-performance risk of reinsurers	57	15
Cash flows
Closing reinsurance contract held assets, ending balance	59,015	42,651
Reinsurance contracts held that are liabilities	(2,669)	(2,831)
Reinsurance contracts held
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening reinsurance contract held assets, beginning balance	42,651	45,871
Opening reinsurance contract held liabilities, beginning balance	(2,831)	(2,391)
Net opening balance, beginning balance	39,820	43,480
Changes in income and OCI
Allocation of reinsurance premium paid	(7,709)	(6,430)
Amounts recoverable from reinsurers
Recoveries of incurred claims and other insurance service expenses	6,578	5,751
Recoveries and reversals of recoveries of losses on onerous underlying contracts	372	77
Adjustments to assets for incurred claims	(10)	(11)
Insurance service result	(769)	(613)
Investment components and premium refunds	0	0
Net expenses from reinsurance contracts held	(769)	(613)
Net finance (income) expenses from reinsurance contracts	(1,836)	639
Effect of changes in non-performance risk of reinsurers	(58)	(14)
Effects of movements in foreign exchange rates	4,632	(1,098)
Contracts measured under PAA	0	0
Total changes in income and OCI	1,969	(1,086)
Cash flows
Premiums paid	23,130	4,956
Amounts received	(8,573)	(7,530)
Total cash flows	14,557	(2,574)
Net closing balance, ending balance	56,346	39,820
Closing reinsurance contract held assets, ending balance	59,015	42,651
Reinsurance contracts held that are liabilities	(2,669)	(2,831)
Reinsurance contract held assets from reinsurance transactions	18,600	0
Reinsurance contracts held | Liabilities for remaining coverage, excluding loss component
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening reinsurance contract held assets, beginning balance	35,079	37,853
Opening reinsurance contract held liabilities, beginning balance	(2,634)	(2,196)
Net opening balance, beginning balance	32,445	35,657
Changes in income and OCI
Allocation of reinsurance premium paid	(7,709)	(6,430)
Amounts recoverable from reinsurers
Recoveries of incurred claims and other insurance service expenses	0	0
Recoveries and reversals of recoveries of losses on onerous underlying contracts	0	0
Adjustments to assets for incurred claims	0	0
Insurance service result	(7,709)	(6,430)
Investment components and premium refunds	(1,939)	1,519
Net expenses from reinsurance contracts held	(9,648)	(7,949)
Net finance (income) expenses from reinsurance contracts	(1,859)	719
Effect of changes in non-performance risk of reinsurers	(58)	(14)
Effects of movements in foreign exchange rates	4,021	(924)
Contracts measured under PAA	0	0
Total changes in income and OCI	(7,544)	(8,168)
Cash flows
Premiums paid	23,130	4,956
Amounts received	0	0
Total cash flows	23,130	4,956
Net closing balance, ending balance	48,031	32,445
Closing reinsurance contract held assets, ending balance	50,723	35,079
Reinsurance contracts held that are liabilities	(2,692)	(2,634)
Reinsurance contracts held | Liabilities for remaining coverage, loss component
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening reinsurance contract held assets, beginning balance	246	209
Opening reinsurance contract held liabilities, beginning balance	2	4
Net opening balance, beginning balance	248	213
Changes in income and OCI
Allocation of reinsurance premium paid	0	0
Amounts recoverable from reinsurers
Recoveries of incurred claims and other insurance service expenses	(32)	(45)
Recoveries and reversals of recoveries of losses on onerous underlying contracts	372	77
Adjustments to assets for incurred claims	0	0
Insurance service result	340	32
Investment components and premium refunds	0	0
Net expenses from reinsurance contracts held	340	32
Net finance (income) expenses from reinsurance contracts	12	8
Effect of changes in non-performance risk of reinsurers	0	0
Effects of movements in foreign exchange rates	36	(5)
Contracts measured under PAA	0	0
Total changes in income and OCI	388	35
Cash flows
Premiums paid	0	0
Amounts received	0	0
Total cash flows	0	0
Net closing balance, ending balance	636	248
Closing reinsurance contract held assets, ending balance	631	246
Reinsurance contracts held that are liabilities	5	2
Reinsurance contracts held | Liabilities for incurred claims | Products not under PAA
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening reinsurance contract held assets, beginning balance	7,035	7,521
Opening reinsurance contract held liabilities, beginning balance	(136)	(137)
Net opening balance, beginning balance	6,899	7,384
Changes in income and OCI
Allocation of reinsurance premium paid	0	0
Amounts recoverable from reinsurers
Recoveries of incurred claims and other insurance service expenses	6,002	5,228
Recoveries and reversals of recoveries of losses on onerous underlying contracts	0	0
Adjustments to assets for incurred claims	11	5
Insurance service result	6,013	5,233
Investment components and premium refunds	1,939	(1,519)
Net expenses from reinsurance contracts held	7,952	6,752
Net finance (income) expenses from reinsurance contracts	4	(97)
Effect of changes in non-performance risk of reinsurers	0	0
Effects of movements in foreign exchange rates	575	(169)
Contracts measured under PAA	0	0
Total changes in income and OCI	8,531	6,486
Cash flows
Premiums paid	0	0
Amounts received	(7,991)	(6,971)
Total cash flows	(7,991)	(6,971)
Net closing balance, ending balance	7,439	6,899
Closing reinsurance contract held assets, ending balance	7,395	7,035
Reinsurance contracts held that are liabilities	44	(136)
Reinsurance contracts held | Liabilities for incurred claims | PAA | Estimates of PV of future cash flows
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening reinsurance contract held assets, beginning balance	275	280
Opening reinsurance contract held liabilities, beginning balance	(63)	(62)
Net opening balance, beginning balance	212	218
Changes in income and OCI
Allocation of reinsurance premium paid	0	0
Amounts recoverable from reinsurers
Recoveries of incurred claims and other insurance service expenses	607	568
Recoveries and reversals of recoveries of losses on onerous underlying contracts	0	0
Adjustments to assets for incurred claims	(14)	(24)
Insurance service result	593	544
Investment components and premium refunds	0	0
Net expenses from reinsurance contracts held	593	544
Net finance (income) expenses from reinsurance contracts	3	9
Effect of changes in non-performance risk of reinsurers	0	0
Effects of movements in foreign exchange rates	0	0
Contracts measured under PAA	0	0
Total changes in income and OCI	596	553
Cash flows
Premiums paid	0	0
Amounts received	(582)	(559)
Total cash flows	(582)	(559)
Net closing balance, ending balance	226	212
Closing reinsurance contract held assets, ending balance	252	275
Reinsurance contracts held that are liabilities	(26)	(63)
Reinsurance contracts held | Liabilities for incurred claims | PAA | Risk adjustment for non-financial risk
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening reinsurance contract held assets, beginning balance	16	8
Opening reinsurance contract held liabilities, beginning balance	0	0
Net opening balance, beginning balance	16	8
Changes in income and OCI
Allocation of reinsurance premium paid	0	0
Amounts recoverable from reinsurers
Recoveries of incurred claims and other insurance service expenses	1	0
Recoveries and reversals of recoveries of losses on onerous underlying contracts	0	0
Adjustments to assets for incurred claims	(7)	8
Insurance service result	(6)	8
Investment components and premium refunds	0	0
Net expenses from reinsurance contracts held	(6)	8
Net finance (income) expenses from reinsurance contracts	4	0
Effect of changes in non-performance risk of reinsurers	0	0
Effects of movements in foreign exchange rates	0	0
Contracts measured under PAA	0	0
Total changes in income and OCI	(2)	8
Cash flows
Premiums paid	0	0
Amounts received	0	0
Total cash flows	0	0
Net closing balance, ending balance	14	16
Closing reinsurance contract held assets, ending balance	14	16
Reinsurance contracts held that are liabilities	$ 0	$ 0